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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22595

FSI Low Beta Absolute Return Fund
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

Patricia M. Plavko, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(918) 585-5858

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2015

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

FSI LOW BETA ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS
May 31, 2015 (Unaudited)

Shares	Underlying Funds (a) - 88.8%	Value

Event Driven Strategies - 16.3%
43	Candlewood Structured Credit Harvest Fund, Ltd., Series 1	$537,893
25	Candlewood Structured Credit Harvest Fund, Ltd., Series 2	304,450
23	Candlewood Structured Credit Harvest Fund, Ltd., Series 3	287,037
14	Candlewood Structured Credit Harvest Fund, Ltd., Series 4	176,429
1,250	Corre Opportunities Offshore Fund, Ltd., Series AU 2015-05	1,269,981
3,374	Pluscios Offshore Fund, SPC, Class F, Series 0713 (b)	3,705,973
900	Pluscios Offshore Fund, SPC, Class F, Series 0614 (b)	885,585
1,068	Scoggin Worldwide Distressed Fund Ltd., Class Q, Series 0913.1	1,121,552
		8,288,900
Global Macro Strategies - 3.5%
1,401	Centennial Global Macro Fund Segregated Portfolio, Series D 0713 (c)	1,469,166
305	Centennial Global Macro Fund Segregated Portfolio, Series D 0215 (c)	306,518
		1,775,684
Long/Short Equity Strategies - 14.1%
2,894	Eminence Fund, Ltd., Class A, Initial Series	2,214,512
553	Harvey SMidCap Offshore Fund, Ltd., Class A Sub-Class 1, Series 1	1,302,758
100	Harvey SMidCap Offshore Fund, Ltd., Class A Sub-Class 1, Series 0314	100,273
619	Marcato International Ltd., Class A, Subclass A1 Initial Series	1,125,905
270	Miura Global Fund, Ltd., Class AA Sub Class II, Initial Series	1,175,859
1,100	Tide Point Offshore Fund, Ltd., Class 1, Sub-Class A, June 2014	1,225,938
		7,145,245
Multi Strategies - 40.0%
1,051	Atlas Enhanced Fund, Ltd., Class B, Initial Series 0311	1,617,741
66,154	Lanx Offshore Partners, Ltd., Class A, Series 0114 III R8	7,439,436
1,303	Millenium International, Ltd., Class EE Sub Class III, Series 01A	2,333,097
32,607	Titan Masters International Fund, Ltd., Series D1-5	7,092,690
1,007	Whitebox Multi-Strategy Fund, Ltd., Class E, Series E-10	1,472,445
200	Whitebox Multi-Strategy Fund, Ltd., Class E, Series E-02-15	205,358
150	Whitebox Multi-Strategy Fund, Ltd., Class E, Series E-05-15	151,164
		20,311,931
Relative Value Strategies: Fixed Income Hedge and Fixed Income Arbitrage - 6.8%
1,038	BlackGold Opportunity Offshore Fund, Ltd., Class E - Unrestricted, Series 10/14	879,401
355	BlackGold Opportunity Offshore Fund, Ltd., Class E - Unrestricted, Series 2/15	300,717
875	Fundamental Credit Opportunities (Offshore), Ltd., Class A, Series FCO-OFF-B2	880,930
200	Fundamental Credit Opportunities (Offshore), Ltd., Class A, Series FCO-OFF-B4	202,460
7,073	Greylock Global Opportunity Fund (Offshore), Ltd., Class A, Series 1	1,162,571
		3,426,079

See accompanying notes to Schedule of Investments

FSI LOW BETA ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2015 (Unaudited)

Shares	Underlying Funds (a) - 88.8% (Continued)	Value

Relative Value Strategies: General - 8.1%
262	Hildene Opportunities Offshore Fund, Ltd., Series 1 August 2008	$1,360,937
40	Kawa Off-Shore Feeder Fund, Ltd., Ordinary Shares, Lead Series	1,160,576
326	Pine River Fixed Income Fund, Ltd., Class A, Series 1	1,090,807
500	Pine River Fixed Income Fund, Ltd., Class A, Series 60	520,084
		4,132,404

	Total Underlying Funds (Cost $40,449,168)	$45,080,243

Shares	Money Market Funds - 4.6%	Value

8,936	BlackRock Liquidity Funds - T-Fund, Institutional Shares, 0.01% (d)	$8,936
2,343,498	Fidelity Institutional Money Market Fund, 0.10% (d)	2,343,498
	Total Money Market Funds (Cost $2,352,434)	$2,352,434

	Total Investments - 93.4% (Cost $42,801,602) (Note 2)	$47,432,677

	Other Assets in Excess of Liabilities - 6.6%	3,345,155

	Net Assets - 100.0%	$50,777,832

(a)	Underlying Funds include investment funds that are organized outside of the United States and are not registered under the Investment Company Act of 1940, as amended, (each a "Private Fund") and Private Funds that invest in other investment funds that are not registered under the Investment Company Act of 1940, as amended.
(b)	Managed by Pluscios Management LLC, an investment sub-adviser to the Fund (a "Sub-Adviser").
(c)	Managed by Meritage Capital, LLC, a Sub-Adviser.
(d)	The rate shown is the 7-day effective yield as of May 31, 2015

See accompanying notes to Schedule of Investments.

FSI LOW BETA ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2015 (Unaudited)

Unfunded
		Redemption	Redemption	Commitments as of
Value (e)	Strategy	Frequency	Notice (Days)	May 31, 2015

$8,288,900	Event Driven Strategies (f)	Quarterly	60-90	$-

1,775,684	Global Macro Strategies (g)	Monthly	35	-

7,145,245	Long/Short Equity Strategies (h)	Quarterly-	45-95	-
Semi-Annually

20,311,931	Multi Strategies (i)	Monthly-	45-90	-
Quarterly

3,426,079	Relative Value Strategies: Fixed Income	Monthly-	30-90	-
	Hedge and Fixed Income Arbitrage (j)	Quarterly

4,132,404	Relative Value Strategies: General (k)	Monthly-	45-180	-
Quarterly

(e)	Values of Underlying Funds have been estimated using the net asset value per share as of May 31, 2015 (Note 1).

(f)	Event Driven Strategies include strategies that invest in: (1) equity and/or fixed income securities of U.S. and/or foreign issuers based on how certain events such as mergers, consolidations, acquisitions, transfers of assets, tender offers, exchange offers, re-capitalizations, liquidations, divestitures, spin-offs and other similar transactions are expected to affect the value of such securities (Merger/Risk Arbitrage Strategy); and/or (2) equity and/or fixed income securities of financially troubled U.S. and/or foreign issuers (i.e., companies involved in bankruptcy proceedings, financial reorganizations or other similar financial restructurings) (Bankruptcy/Distressed Strategy). These strategies may utilize long and short positions and portfolios typically have a long or short bias. 26% of the value of the Underlying Funds employing these strategies cannot be redeemed within 12 months of purchase without payment of a redemption penalty equal to 3% of the net asset value of the interests being liquidated. The remaining restriction period for these investments ranges between 1 and 11 months as of May 31, 2015. 14% of the value of the Underlying Funds employing these strategies can be redeemed with no restrictions but are subject to 25% quarterly investor level gate as of May 31, 2015. The remaining Underlying Funds employing these strategies can be redeemed with no restrictions as of May 31, 2015.

(g)	Global Macro Strategies include strategies that: (1) invest across a variety of securities and financial instruments of U.S. and foreign issuers based on interpretations of the global macro economy and changes therein on the valuation of such securities and financial instruments; and/or (2) trade futures contracts and options on futures contracts as either buyers or sellers of contracts representing real assets such as gold, silver, wheat, coffee, sugar, heating oil, as well as financial assets such as government bonds, equity market indices and currencies to take advantage of investment opportunities in the global equity, fixed income, currency and commodity markets (Managed Futures Strategy). Long and short positions may be utilized. 100% of the value of the Underlying Funds employing these strategies can be redeemed with no restrictions as of May 31, 2015.

See accompanying notes to Schedule of Investments.

FSI LOW BETA ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2015 (Unaudited)

(h)	Long/Short Equity Strategies include strategies that purchase and sell short equity securites of U.S. and foreign issuers. Investments may focus on specific regions, sectors or types of equity securities. Long and short positions may not be invested in equal amounts and, as such, may not seek to neutralize general market risk. Portfolios typically have a long or short bias. 32% of the value of the Underlying Funds employing these strategies cannot be redeemed within 12 months of purchase without payment of a redemption penalty equal to 3% of the net asset value of the interests being liquidated. The remaining restriction period for these investments ranges between 1 and 2 month as of May 31, 2015. The remaining Underlying Funds employing these strategies can be redeemed with no restrictions as of May 31, 2015.

(i)	Multi Strategies include strategies that dynamically allocate capital among several different strategies typically employed by unregistered (private) funds (i.e. Relative Value Strategies (see (k) below), Long/Short Equity Strategies (see (h) above) and Global Macro Strategies (see (g) above)). 4% of the value of the Underlying Funds employing these strategies cannot be redeemed within 12 months of purchase without payment of a redemption penalty of 4% of the net asset value of the interests being liquidated. The remaining restriction period for these investments is 2 months as of May 31, 2015. 1% of the value of the Underlying Funds employing these strategies cannot be redeemed within 12 months of purchase without payment of a redemption penalty of 4% of the net asset value of the interests being liquidated, subject to a 25% quarterly investor level gate. The remaining restriction period for these investments is 9 months as of May 31, 2015. 8% of the value of the Underlying Funds employing these strategies can be redeemed with no restrictions but are subject to a 25% quarterly investor level gate as of May 31, 2015. The remaining Underlying Funds employing these strategies can be redeemed with no restrictions as of May 31, 2015.

(j)	Relative Value Strategies: Fixed Income Hedge and Fixed Income Arbitrage include strategies that: (1) generally purchase fixed income securities of U.S. and foreign issuers including corporations, governments and financial institutions as well as mortgage-related securities that are perceived to be undervalued and sell short such fixed income securities that are perceived to be overvalued (Fixed Income Hedge Strategy); and/or (2) purchase and sell short fixed income securities issued by U.S. and/or foreign issuers such as banks, corporations, governments and financial institutions as well as mortgage-backed securities to capitalize on perceived pricing discrepancies within and across types of fixed income securities (Fixed Income Arbitrage Strategy). 34% of the value of the Underlying Funds employing these strategies cannot be redeemed within 12 months of purchase without payment of a redemption penalty equal to 2% of the net asset value of the interests being liquidated. The remaining restriction period for these investments ranges between 1 and 9 months as of May 31, 2015. 32% of the value of the Underlying Funds employing these strategies cannot be redeemed within 12 months of purchase without payment of a redemption penalty equal to 3% of the net asset value of the interests being liquidated, subject to a 25% quarterly investor level gate. The remaining restriction period for these investments ranges between 6 and 9 months as of May 31, 2015. The remaining Underlying Funds employing these strategies can be redeemed with no restrictions as of May 31, 2015.

FSI LOW BETA ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2015 (Unaudited)

(k)	Relative Value Strategies: General include strategies that: (1) employ Fixed Income Hedge or Fixed Income Arbitrage Strategies (see (j) above); and/or (2) simultaneously purchase convertible securities of U.S. and foreign issuers and then sell short the corresponding underlying common stocks (or equivalent thereof) to capitalize on perceived pricing discrepancies between the convertible securities and the underlying common stocks (Convertible Arbitrage Strategy). 13% of the value of the Underlying Funds employing these strategies cannot be redeemed within 12 months of purchase. The remaining restriction period for these investments is 1 month as of May 31, 2015. 26% of the value of the Underlying Funds employing these strategies can be redeemed with no restrictions, but are subject to a 25% quarterly investor level gate as of May 31, 2015. The remaining Underlying Funds employing these strategies can be redeemed with no restrictions as of May 31, 2015.

See accompanying notes to Schedule of Investments.

FSI LOW BETA ABSOLUTE RETURN FUND
Notes to Schedule of Investments
May 31, 2015 (Unaudited)

1.	Security valuation

FSI Low Beta Absolute Return Fund (the “Fund”) computes its net asset value as of the last business day of each month.  In determining its net asset value, the Fund values its investments as of such month-end.  The Board of Trustees has approved procedures pursuant to which the Fund’s Valuation Committee will value the Fund’s investments in Underlying Funds at fair value.  As a general matter, the fair value of the Fund’s interest in an Underlying Fund will represent the amount that the Fund could reasonably expect to receive from an Underlying Fund if the Fund’s interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable.  In accordance with these procedures, fair value as of each month-end ordinarily will be the value determined as of such month-end for each Underlying Fund in accordance with the Underlying Fund’s valuation policies and reported at the time that the Valuation Committee values the Underlying Fund.  In the unlikely event that an Underlying Fund does not report a month-end value to the Fund on a timely basis, the Valuation Committee would determine the fair value of such Underlying Fund based on the most recent value reported by the Underlying Fund, as well as any other relevant information available at the time the Fund values its portfolio.  Using the nomenclature of the hedge fund industry, any value reported as “estimated” or “final” values will reasonably reflect market values of securities for which market quotations are available or fair value as of the date the Valuation Committee values the Underlying Fund.

Accounting principles generally accepted in the United States (“GAAP”) establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurement.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets
•	Level 2 – other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

FSI LOW BETA ABSOLUTE RETURN FUND
Notes to Schedule of Investments (Continued)

The following is a summary of the inputs used to value the Fund’s investments by security type, as of May 31, 2015:

	Level 1	Level 2	Level 3	Total
Investments in Securities:
Underlying Funds
Event Driven Strategies	$-	$6,133,334	$2,155,566	$8,288,900
Global Macro Strategies	-	1,775,684	-	1,775,684
Long/Short Equity Strategies	-	4,848,447	2,296,798	7,145,245
Multi Strategies	-	19,152,756	1,159,175	20,311,931
Relative Value Strategies: Fixed Income
Hedge and Fixed Income Arbitrage	-	1,162,571	2,263,508	3,426,079
Relative Value Strategies: General	-	3,612,320	520,084	4,132,404
Money Market Funds	-	2,352,434	-	2,352,434
Total	$-	$39,037,546	$8,395,131	$47,432,677

It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.  On May 31, 2015, investments in securities totaling $10,406,196 transferred from Level 3 to Level 2 due to changes in liquidity.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value.

Balance as of 8/31/14	$14,743,542
Purchases	3,890,011
Transfers out of Level 3	(10,406,196)
Change in unrealized appreciation (depreciation)	167,774
Balance as of 5/31/15	$8,395,131

Significant unobservable valuation inputs for material Level 3 investments as of May 31, 2015 are as follows:

	Value at	Valuation Technique/
Investment in Securities	5/31/2015	Unobservable Input

Underlying Funds

BlackGold Opportunity Offshore Fund Ltd.,		Unadjusted NAV as practical expedient;
Class A - Unrestricted, Series 10/14	$879,401	subject to a redemption fee if redeemed within 1 month

BlackGold Opportunity Offshore Fund Ltd.,		Unadjusted NAV as practical expedient;
Class A - Unrestricted, Series 2/15	300,717	subject to a redemption fee if redeemed within 9 months

Corre Opportunities Offshore Fund Ltd.		Unadjusted NAV as practical expedient;
Series AU 2015-05	1,269,981	subject to a redemption fee if redeemed within 11 months

Eminence Fund, Ltd.,		Unadjusted NAV as practical expedient;
Class A, Initial Series	1,070,860	subject to a redemption fee if redeemed within 2 months

Fundamental Credit Opportunities		Unadjusted NAV as practical expedient;
(Offshore), Ltd., Class A, Series FCO-OFF-B2	880,930	subject to a redemption fee if redeemed within 6 months

Fundamental Credit Opportunities		Unadjusted NAV as practical expedient;
(Offshore), Ltd., Class A, Series FCO-OFF-B4	202,460	subject to a redemption fee if redeemed within 9 months

FSI LOW BETA ABSOLUTE RETURN FUND
Notes to Schedule of Investments (Continued)

	Value at	Valuation Technique/
Investment in Securities	5/31/2015	Unobservable Input

Underlying Funds (Continued)
Millenium International, Ltd.,		Unadjusted NAV as practical expedient;
Class EE Sub Class III, Series 01A	$802,653	subject to a redemption fee if redeemed within 2 months

Pine River Fixed Income Fund, Ltd.,		Unadjusted NAV as practical expedient;
Class A, Series 60	520,084	subject to a redemption fee if redeemed within 1 month

Pluscios Offshore Fund, SPC,		Unadjusted NAV as practical expedient;
Class F, Series 0614	885,585	subject to a redemption fee if redeemed within 1 month

Tide Point Offshore Fund, Ltd.		Unadjusted NAV as practical expedient;
Class 1, Sub-Class A, June 2014	1,225,938	subject to a redemption fee if redeemed within 1 month

Whitebox Multi-Strategy Fund, Ltd.,		Unadjusted NAV as practical expedient;
Class E, Series E-02-15	205,358	subject to a redemption fee if redeemed within 9 months

Whitebox Multi-Strategy Fund, Ltd.,		Unadjusted NAV as practical expedient;
Class E, Series E-05-15	151,164	subject to a redemption fee if redeemed within 10 months

2.   Federal Income Tax

The following information is computed on a tax basis for each item as of May 31, 2015:

Tax cost of portfolio investments	$47,667,690
Gross unrealized appreciation	$-
Gross unrealized depreciation	(235,013)
Net unrealized depreciation	$(235,013)

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for the Fund is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are due to holdings classified as passive foreign investment companies (PFICs).

Item 2.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	FSI Low Beta Absolute Return Fund

By (Signature and Title)*		/s/ Gary W. Gould
Gary W. Gould, President

Date	July 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Gary W. Gould
Gary W. Gould, President

Date	July 29, 2015

By (Signature and Title)*		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer

Date	July 29, 2015

* Print the name and title of each signing officer under his or her signature.